Related-Party Transaction	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related-Party Transaction

14.      RELATED-PARTY TRANSACTION

Dr. Michel Fattouche, a member of the Company’s Board of Directors, has provided consulting services to the Company. For the year ended December 31, 2014, consulting services have totaled $76 (year ended December 31, 2013 – $98) all of which had been paid as at year end.